DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of changes in fair value of the derivative liability

The following table presents changes in Level 3 liabilities measured at fair value for the three months ended April 30, 2021. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs.

Level 3
Derivatives
Balance, January 31, 2021	$213,741
Settlement due to Repayment of Debt	(60,597)
Mark to Market Change in Derivatives	(4,187)
Balance, April 30, 2021	$148,957

Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs (in thousands).

Level 3
Derivatives
Balance, January 31, 2019	$2,041,260
Changes due to Issuance of New Convertible Notes	1,212,189
Reduction of derivative due to extinguishment or repayment	(67,623)
Changes due to Conversion of Notes Payable	(755,253)
Mark to Market Change in Derivatives	180,552

Balance, January 31, 2020	2,611,125
Changes due to Issuance of New Convertible Notes	264,487
Reduction of derivative due to extinguishment or repayment	(3,470,300)
Changes due to Conversion of Notes Payable	(20,185)
Mark to Market Change in Derivatives	828,614
Balance, January 31, 2021	$213,741

Schedule of derivative liability

A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liabilities and embedded conversion feature that are categorized within Level 3 of the fair value hierarchy as of April 30, 2021 is as follows:

Embedded
Derivative Liability
As of April 30, 2021
Strike price	$2.10 - 4.30
Contractual term (years)	0.25 - 1.00 years
Volatility (annual)	116.5% - 537.3%
High yield cash rate	24.90% - 29.42%
Underlying fair market value	$2.10
Risk-free rate	0.07% - 0.17%
Dividend yield (per share)	0%

A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liabilities and embedded conversion feature that are categorized within Level 3 of the fair value hierarchy as of January 31, 2021 is as follows:

Embedded
Derivative Liability
As of January 31, 2021
Strike price	$1.75 - 4.30
Contractual term (years)	0.24 - 0.81 years
Volatility (annual)	184.80% - 544.0%
High yield cash rate	21.09% - 24.90%
Underlying fair market value	3.62
Risk-free rate	0.05% - 0.13%
Dividend yield (per share)	0%